Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Significant Segment Expenses

Significant segment expenses provided to the CODM for the year ended December 31, 2024 are as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Revenue	$510,894	$412,977	$341,029
Data and streaming rights	(188,053)	(153,802)	(128,507)
Media direct costs	(55,230)	(39,913)	(37,644)
Other direct variable costs	(54,839)	(57,367)	(55,295)
Employee expenses	(138,021)	(120,382)	(121,019)
Capitalized software development costs	51,963	44,158	41,387
Overhead costs	(54,678)	(43,704)	(61,922)
Other segment items (1)	(135,076)	(127,501)	(159,665)
Net loss	$(63,040)	$(85,534)	$(181,636)

(1)
Other segment items include transaction expenses, stock-based compensation, amortization of internally developed software costs, other depreciation and amortization, interest income (expense), net, gain (loss) on fair value remeasurement of contingent consideration, change in fair value of derivative warrant liabilities, loss on abandonment of assets, (loss) gain on foreign currency, income tax expense, gain from equity method investment and loss on disposal of assets

Schedule of Revenues by Geographic Market	Revenues by geographical market consist of the following (in thousands):

	Year Ended December 31,
	2024	2023	2022
Revenue by geographical market:
Europe	$255,507	$222,415	$184,128
Americas	224,587	169,149	132,924
Rest of the world	30,800	21,413	23,977
Total	$510,894	$412,977	$341,029

Summary of Long-lived Assets, Including Property and Equipment, Net and Operating Lease Right-of-use Assets, Within Geographic Areas

The following is a summary of long-lived assets, including property and equipment, net and operating lease right-of-use assets, within geographic areas (in thousands):

	December 31,	December 31,
	2024	2023
Long-lived assets by geographic region:
United Kingdom	$7,575	$4,978
United States of America	6,768	7,955
Italy	4,243	371
Colombia	4,174	1,864
Bulgaria	2,223	1,879
Rest of the world	1,521	1,516
Total	$26,504	$18,563